INTANGIBLES - Summary of our intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Assets:
Goodwill	$ 645,683	$ 554,749	$ 543,093
Accumulated amortization	(14,162)			$ (12,166)
Net intangible assets	8,125			2,410
Liabilities:
Below market lease intangibles	165,331			59,785
Accumulated amortization	(55,131)			(39,352)
Net intangible liabilities	110,200			20,433
Above market lease intangibles
Assets:
Gross intangible assets	21,901			$ 14,576
In-place lease intangibles
Assets:
Gross intangible assets	$ 386